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                               [BISYS Letterhead]


February 28, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:   Office of Filings, Information & Consumer Services

RE:  Williams Capital Management Trust (the "Trust")
     File Nos.:811-21186 and 333-98485

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 4 to the Trust's Registration Statement on Form N-1A (the "Amendment"). The Amendment was filed on February 27, 2006 (Accession
Number: 0000950152-06-001456).

     If you have any questions relating to this filing, please do not hesitate to contact me at (617) 824-1221.


Sincerely,


/s/Daniel J. Igo
Daniel J. Igo
BISYS Fund Services